MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
MARKETABLE SECURITIES
Current unrestricted marketable securities	R$ 5,920,171	R$ 12,193,654
Non-current	432,724	412,093
Total	6,352,895	12,605,747
Beneficiary Parties
MARKETABLE SECURITIES
Non-current	R$ 427,202	407,556
Guaranteed annual returns (as a percent)	10.00%
National Treasury Financial Note
MARKETABLE SECURITIES
Current unrestricted marketable securities	R$ 2,979,760	6,725,210
Repurchase Agreements
MARKETABLE SECURITIES
Current unrestricted marketable securities	2,798,670	4,209,818
National Treasury Notes
MARKETABLE SECURITIES
Current unrestricted marketable securities	70,861	375,884
Financial Investments in Foreign Currency
MARKETABLE SECURITIES
Current unrestricted marketable securities		360,361
Others
MARKETABLE SECURITIES
Current unrestricted marketable securities	70,880	522,381
Non-current	R$ 5,522	R$ 4,537